SHARE-BASED COMPENSATION Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	1,097
Granted (in shares)	269
Exercised (in shares)	(249)
Cancelled (in shares)	(37)
Outstanding, ending balance (in shares)	1,080	1,097
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average option Exercise Price	$ 118	$ 94
Options, Grants in Period, Weighted Average Exercise Price	147
Weighted-average exercise price per share, exercised (in dollars per share)	41	$ 38	$ 33
Weighted-average exercise price per share, cancelled, expired and forfeited (in dollars per shares)	$ 142
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 25,303,000	$ 10,765,000	$ 34,305,000
Black Scholes per share value of options granted during fiscal year	$ 47	$ 39	$ 26
Issuance of common stock under employee stock plans	$ 67,000,000	$ 58,000,000	$ 55,000,000
Unrecognized share-based compensation expense - Stock Options	$ 9,000,000